Cash and due from banks (Tables)	12 Months Ended
Dec. 31, 2022
Cash and due from banks
Schedule of interest-bearing deposits in banks and pledged deposits and breakdown in banks and pledged deposits by country risk
The following table presents the details of interest-bearing deposits in banks and restricted deposits:

	December 31,
	2022	2021	2020
Unrestricted deposits with the Federal Reserve of the United States of America	1,144,896	1,201,101	688,612
Cash and non-interest-bearing deposits in other banks	7,886	3,507	4,331
Cash and interest-bearing deposits in other banks(1)	88,804	48,444	170,869
Total cash and due from banks	1,241,586	1,253,052	863,812

Less:
Time deposits with original maturity over 90 days and other restricted deposits (1)	50,650	42,051	17,804
Total cash and due from banks in the consolidated statement of cash flows	1,190,936	1,211,001	846,008

The following table presents the restricted deposits classified by country risk:

	December 31,
	2022	2021	2020
Switzerland	16,797	9,787	3,027
Spain	12,814	4,011	18
United States of America(1)	11,387	12,615	11,515
Germany	5,380	449	—
United Kingdom	4,272	309	130
France	—	4,790	50
Netherlands	—	3,870	334
Japan	—	3,790	1,330
Mexico	—	2,430	790
Canada	—	—	610
Total	50,650	42,051	17,804
(1)Includes restricted deposit of $10.0 million for both years with the New York State Department of Financial Services under March 1994 legislation and margin call deposits collateralizing derivative financial instrument transactions.